Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Patient Opportunity Trust
Class Name	Class A
Trading Symbol	LGOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
Additional Information Phone Number	800-655-0324
Additional Information Website	https://patientcapitalmanagement.com/opportunity-trust
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$192	1.69%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In 2025, the Patient Opportunity Trust (Class A) ended the year up 27.37%, 949 basis points ahead of the S&P 500 Index’s 17.88%. This was the Fund’s second best three year performance on record, compounding at 30.87% vs. the S&P 500s, 23.01%.
WHAT FACTORS INFLUENCED PERFORMANCE
The market finished another strong year, posting returns of 17.88% and marking the seventh best three-year period in market history. 2025 was the year of AI, with beneficiaries spanning hardware, energy, and component suppliers across the ecosystem. Seven stocks represented more than half the S&P 500’s returns, creating a challenging environment for active managers. Despite this, our Fund performed well, outperforming the S&P 500 for the third consecutive year with a return of 27.37%.
Our top sector contributor was Health Care, only the sixth best performing sector in the S&P 500. We often describe ourselves as bottom-up stock pickers focused on idiosyncratic opportunities, and this is exactly what we mean, strong returns coming from non-obvious places. Health Care was our worst performing sector last year, but we began adding exposure in early 2024, finding attractive value as the sector traded near historically low valuations. While it was painful at the time to reinvest gains into names that continued to underperform, that discipline paid off this year as those positions rebounded sharply. We still see additional upside ahead.
We’ve monetized volatility by paring back names closer to intrinsic value and adding to those with better risk reward. Our cyclicals weight continues to decline, along with our leverage. Our primary work consists of doing the bottom-up analysis of companies’ prospects, comparing those to market prices, and positioning the portfolio for strong returns. Being contrarian and long term, the opposite of how most behave, helps our opportunity set.
The Fund’s use of leverage allows it to hold incrementally more assets and contributed positively to this year’s returns. The Fund’s net expense ratio includes interest expense related to the use of leverage. Excluding this interest expense, the adjusted expense ratio totaled 1.23%.
POSITIONING

Top Contributors
↑
Alphabet, Inc. (GOOGL) - We continue to believe that Google is well positioned to take advantage of the AI revolution and continue to find the company attractive when considering all its market leading assets.

↑
Precigen, Inc. (PGEN) - A top contributor to the Fund for the year following the early approval of Papziemos, the only FDA approved treatment for recurrent respiratory papillomatosis (RRP), addressing a very high unmet medical need. We continue to see attractive assets across the pipeline.

↑
Citigroup, Inc. (C) - The company is successfully executing on operational and structural improvements to the business under the leadership of CEO Jane Fraser, providing a long runway for continued growth in revenue, profits, and ROTCE (return on tangible common equity).

Top Detractors
↓
Dave & Buster’s Entertainment, Inc. (PLAY) - The company is in the midst of a multi-year transformation that, following disappointing 2024 results, led to the abrupt departure of their CEO.    We believe that as the turnaround takes hold under new and experienced leadership that the valuation gap will close over time.

↓
Kosmos Energy, Ltd. (KOS) - Kosmos Energy was exited in the 3rd quarter as the company continued to face production growth headwinds, which coupled with falling oil prices and a high debt load led to deteriorating fundamentals.

↓
New Fortress Energy, Inc. (NFE) - New Fortress was exited in the 2nd quarter as the company struggled to deliver on volume growth and elevated capital spend created concern about the company’s ability to service its debt.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	27.37	6.74	11.29
Class A (with sales charge)	20.03	5.49	10.64
S&P 500 TR	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
Net Assets	$ 1,863,751,229
Holdings Count | $ / shares	38
Advisory Fees Paid, Amount	$ 11,993,556
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,863,751,229
Number of Holdings	38
Net Advisory Fee	$11,993,556
Portfolio Turnover	27%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of December 31, 2025)

Top Sectors	(%)
Health Care	27.6%
Consumer Discretionary	22.7%
Financials	16.4%
Communication Services	15.7%
Industrials	10.1%
Energy	7.9%
Information Technology	5.0%
Cryptocurrency	2.6%
Cash	-8.0%

Top 10 Issuers	(%)
Alphabet Inc.	7.6%
Precigen Inc.	6.4%
Citigroup Inc.	6.3%
Amazon.com Inc.	5.4%
Royalty Pharma PLC	5.2%
QXO, Inc.	5.2%
NVIDIA Corp.	5.0%
UnitedHealth Group, Inc.	4.9%
Norwegian Cruise Line Holdings Ltd.	4.8%
Meta Platforms Inc.	4.0%

Updated Prospectus Web Address	https://patientcapitalmanagement.com/opportunity-trust
Class C
Shareholder Report [Line Items]
Fund Name	Patient Opportunity Trust
Class Name	Class C
Trading Symbol	LMOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
Additional Information Phone Number	800-655-0324
Additional Information Website	https://patientcapitalmanagement.com/opportunity-trust
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$276	2.44%

Expenses Paid, Amount	$ 276
Expense Ratio, Percent	2.44%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In 2025, the Patient Opportunity Trust (Class C) ended the year up 26.41%, 853 basis points ahead of the S&P 500 Index’s 17.88%. This was the Fund’s second best three year performance on record, compounding at 29.85% vs. the S&P 500s, 23.01%.
WHAT FACTORS INFLUENCED PERFORMANCE
The market finished another strong year, posting returns of 17.88% and marking the seventh best three-year period in market history. 2025 was the year of AI, with beneficiaries spanning hardware, energy, and component suppliers across the ecosystem. Seven stocks represented more than half the S&P 500’s returns, creating a challenging environment for active managers. Despite this, our Fund performed well, outperforming the S&P 500 for the third consecutive year with a return of 26.41%.
Our top sector contributor was Health Care, only the sixth best performing sector in the S&P 500. We often describe ourselves as bottom-up stock pickers focused on idiosyncratic opportunities, and this is exactly what we mean, strong returns coming from non-obvious places. Health Care was our worst performing sector last year, but we began adding exposure in early 2024, finding attractive value as the sector traded near historically low valuations. While it was painful at the time to reinvest gains into names that continued to underperform, that discipline paid off this year as those positions rebounded sharply. We still see additional upside ahead.
We’ve monetized volatility by paring back names closer to intrinsic value and adding to those with better risk reward. Our cyclicals weight continues to decline, along with our leverage. Our primary work consists of doing the bottom-up analysis of companies’ prospects, comparing those to market prices, and positioning the portfolio for strong returns. Being contrarian and long term, the opposite of how most behave, helps our opportunity set.
The Fund’s use of leverage allows it to hold incrementally more assets and contributed positively to this year’s returns. The Fund’s net expense ratio includes interest expense related to the use of leverage. Excluding this interest expense, the adjusted expense ratio totaled 1.97%.
POSITIONING

Top Contributors
↑
Alphabet, Inc. (GOOGL) - We continue to believe that Google is well positioned to take advantage of the AI revolution and continue to find the company attractive when considering all its market leading assets.

↑
Precigen, Inc. (PGEN) - A top contributor to the Fund for the year following the early approval of Papziemos, the only FDA approved treatment for recurrent respiratory papillomatosis (RRP), addressing a very high unmet medical need. We continue to see attractive assets across the pipeline.

↑
Citigroup, Inc. (C) - The company is successfully executing on operational and structural improvements to the business under the leadership of CEO Jane Fraser, providing a long runway for continued growth in revenue, profits, and ROTCE (return on tangible common equity).

Top Detractors
↓
Dave & Buster’s Entertainment, Inc. (PLAY) - The company is in the midst of a multi-year transformation that, following disappointing 2024 results, led to the abrupt departure of their CEO.    We believe that as the turnaround takes hold under new and experienced leadership that the valuation gap will close over time.

↓
Kosmos Energy, Ltd. (KOS) - Kosmos Energy was exited in the 3rd quarter as the company continued to face production growth headwinds, which coupled with falling oil prices and a high debt load led to deteriorating fundamentals.

↓
New Fortress Energy, Inc. (NFE) - New Fortress was exited in the 2nd quarter as the company struggled to deliver on volume growth and elevated capital spend created concern about the company’s ability to service its debt.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	26.41	5.93	10.45
Class C (with sales charge)	25.41	5.93	10.45
S&P 500 TR	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
Net Assets	$ 1,863,751,229
Holdings Count | $ / shares	38
Advisory Fees Paid, Amount	$ 11,993,556
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,863,751,229
Number of Holdings	38
Net Advisory Fee	$11,993,556
Portfolio Turnover	27%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of December 31, 2025)

Top Sectors	(%)
Health Care	27.6%
Consumer Discretionary	22.7%
Financials	16.4%
Communication Services	15.7%
Industrials	10.1%
Energy	7.9%
Information Technology	5.0%
Cryptocurrency	2.6%
Cash	-8.0%

Top 10 Issuers	(%)
Alphabet Inc.	7.6%
Precigen Inc.	6.4%
Citigroup Inc.	6.3%
Amazon.com Inc.	5.4%
Royalty Pharma PLC	5.2%
QXO, Inc.	5.2%
NVIDIA Corp.	5.0%
UnitedHealth Group, Inc.	4.9%
Norwegian Cruise Line Holdings Ltd.	4.8%
Meta Platforms Inc.	4.0%

Updated Prospectus Web Address	https://patientcapitalmanagement.com/opportunity-trust
Class FI
Shareholder Report [Line Items]
Fund Name	Patient Opportunity Trust
Class Name	Class FI
Trading Symbol	LMOFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
Additional Information Phone Number	800-655-0324
Additional Information Website	https://patientcapitalmanagement.com/opportunity-trust
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class FI	$198	1.74%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In 2025, the Patient Opportunity Trust (Class FI) ended the year up 27.32%, 944 basis points ahead of the S&P 500 Index’s 17.88%. This was the Fund’s second best three year performance on record, compounding at 30.80% vs. the S&P 500s, 23.01%.
WHAT FACTORS INFLUENCED PERFORMANCE
The market finished another strong year, posting returns of 17.88% and marking the seventh best three-year period in market history. 2025 was the year of AI, with beneficiaries spanning hardware, energy, and component suppliers across the ecosystem. Seven stocks represented more than half the S&P 500’s returns, creating a challenging environment for active managers. Despite this, our Fund performed well, outperforming the S&P 500 for the third consecutive year with a return of 27.32%.
Our top sector contributor was Health Care, only the sixth best performing sector in the S&P 500. We often describe ourselves as bottom-up stock pickers focused on idiosyncratic opportunities, and this is exactly what we mean, strong returns coming from non-obvious places. Health Care was our worst performing sector last year, but we began adding exposure in early 2024, finding attractive value as the sector traded near historically low valuations. While it was painful at the time to reinvest gains into names that continued to underperform, that discipline paid off this year as those positions rebounded sharply. We still see additional upside ahead.
We’ve monetized volatility by paring back names closer to intrinsic value and adding to those with better risk reward. Our cyclicals weight continues to decline, along with our leverage. Our primary work consists of doing the bottom-up analysis of companies’ prospects, comparing those to market prices, and positioning the portfolio for strong returns. Being contrarian and long term, the opposite of how most behave, helps our opportunity set.
The Fund’s use of leverage allows it to hold incrementally more assets and contributed positively to this year’s returns. The Fund’s net expense ratio includes interest expense related to the use of leverage. Excluding this interest expense, the adjusted expense ratio totaled 1.28%.
POSITIONING

Top Contributors
↑
Alphabet, Inc. (GOOGL) - We continue to believe that Google is well positioned to take advantage of the AI revolution and continue to find the company attractive when considering all its market leading assets.

↑
Precigen, Inc. (PGEN) - A top contributor to the Fund for the year following the early approval of Papziemos, the only FDA approved treatment for recurrent respiratory papillomatosis (RRP), addressing a very high unmet medical need. We continue to see attractive assets across the pipeline.

↑
Citigroup, Inc. (C) - The company is successfully executing on operational and structural improvements to the business under the leadership of CEO Jane Fraser, providing a long runway for continued growth in revenue, profits, and ROTCE (return on tangible common equity).

Top Detractors
↓
Dave & Buster’s Entertainment, Inc. (PLAY) - The company is in the midst of a multi-year transformation that, following disappointing 2024 results, led to the abrupt departure of their CEO.    We believe that as the turnaround takes hold under new and experienced leadership that the valuation gap will close over time.

↓
Kosmos Energy, Ltd. (KOS) - Kosmos Energy was exited in the 3rd quarter as the company continued to face production growth headwinds, which coupled with falling oil prices and a high debt load led to deteriorating fundamentals.

↓
New Fortress Energy, Inc. (NFE) - New Fortress was exited in the 2nd quarter as the company struggled to deliver on volume growth and elevated capital spend created concern about the company’s ability to service its debt.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class FI (without sales charge)	27.32	6.67	11.23
S&P 500 TR	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
Net Assets	$ 1,863,751,229
Holdings Count | $ / shares	38
Advisory Fees Paid, Amount	$ 11,993,556
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,863,751,229
Number of Holdings	38
Net Advisory Fee	$11,993,556
Portfolio Turnover	27%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of December 31, 2025)

Top Sectors	(%)
Health Care	27.6%
Consumer Discretionary	22.7%
Financials	16.4%
Communication Services	15.7%
Industrials	10.1%
Energy	7.9%
Information Technology	5.0%
Cryptocurrency	2.6%
Cash	-8.0%

Top 10 Issuers	(%)
Alphabet Inc.	7.6%
Precigen Inc.	6.4%
Citigroup Inc.	6.3%
Amazon.com Inc.	5.4%
Royalty Pharma PLC	5.2%
QXO, Inc.	5.2%
NVIDIA Corp.	5.0%
UnitedHealth Group, Inc.	4.9%
Norwegian Cruise Line Holdings Ltd.	4.8%
Meta Platforms Inc.	4.0%

Updated Prospectus Web Address	https://patientcapitalmanagement.com/opportunity-trust
Class I
Shareholder Report [Line Items]
Fund Name	Patient Opportunity Trust
Class Name	Class I
Trading Symbol	LMNOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
Additional Information Phone Number	800-655-0324
Additional Information Website	https://patientcapitalmanagement.com/opportunity-trust
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$158	1.39%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In 2025, the Patient Opportunity Trust (Class I) ended the year up 27.73%, 985 basis points ahead of the S&P 500 Index’s 17.88%. This was the Fund’s second best three year performance on record, compounding at 31.21% vs. the S&P 500s, 23.01%.
WHAT FACTORS INFLUENCED PERFORMANCE
The market finished another strong year, posting returns of 17.88% and marking the seventh best three-year period in market history. 2025 was the year of AI, with beneficiaries spanning hardware, energy, and component suppliers across the ecosystem. Seven stocks represented more than half the S&P 500’s returns, creating a challenging environment for active managers. Despite this, our Fund performed well, outperforming the S&P 500 for the third consecutive year with a return of 27.73%.
Our top sector contributor was Health Care, only the sixth best performing sector in the S&P 500. We often describe ourselves as bottom-up stock pickers focused on idiosyncratic opportunities, and this is exactly what we mean, strong returns coming from non-obvious places. Health Care was our worst performing sector last year, but we began adding exposure in early 2024, finding attractive value as the sector traded near historically low valuations. While it was painful at the time to reinvest gains into names that continued to underperform, that discipline paid off this year as those positions rebounded sharply. We still see additional upside ahead.
We’ve monetized volatility by paring back names closer to intrinsic value and adding to those with better risk reward. Our cyclicals weight continues to decline, along with our leverage. Our primary work consists of doing the bottom-up analysis of companies’ prospects, comparing those to market prices, and positioning the portfolio for strong returns. Being contrarian and long term, the opposite of how most behave, helps our opportunity set.
The Fund’s use of leverage allows it to hold incrementally more assets and contributed positively to this year’s returns. The Fund’s net expense ratio includes interest expense related to the use of leverage. Excluding this interest expense, the adjusted expense ratio totaled 0.93%.
POSITIONING

Top Contributors
↑
Alphabet, Inc. (GOOGL) - We continue to believe that Google is well positioned to take advantage of the AI revolution and continue to find the company attractive when considering all its market leading assets.

↑
Precigen, Inc. (PGEN) - A top contributor to the Fund for the year following the early approval of Papziemos, the only FDA approved treatment for recurrent respiratory papillomatosis (RRP), addressing a very high unmet medical need. We continue to see attractive assets across the pipeline.

↑
Citigroup, Inc. (C) - The company is successfully executing on operational and structural improvements to the business under the leadership of CEO Jane Fraser, providing a long runway for continued growth in revenue, profits, and ROTCE (return on tangible common equity).

Top Detractors
↓
Dave & Buster’s Entertainment, Inc. (PLAY) - The company is in the midst of a multi-year transformation that, following disappointing 2024 results, led to the abrupt departure of their CEO.    We believe that as the turnaround takes hold under new and experienced leadership that the valuation gap will close over time.

↓
Kosmos Energy, Ltd. (KOS) - Kosmos Energy was exited in the 3rd quarter as the company continued to face production growth headwinds, which coupled with falling oil prices and a high debt load led to deteriorating fundamentals.

↓
New Fortress Energy, Inc. (NFE) - New Fortress was exited in the 2nd quarter as the company struggled to deliver on volume growth and elevated capital spend created concern about the company’s ability to service its debt.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	27.73	7.02	11.59
S&P 500 TR	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
Net Assets	$ 1,863,751,229
Holdings Count | $ / shares	38
Advisory Fees Paid, Amount	$ 11,993,556
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,863,751,229
Number of Holdings	38
Net Advisory Fee	$11,993,556
Portfolio Turnover	27%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of December 31, 2025)

Top Sectors	(%)
Health Care	27.6%
Consumer Discretionary	22.7%
Financials	16.4%
Communication Services	15.7%
Industrials	10.1%
Energy	7.9%
Information Technology	5.0%
Cryptocurrency	2.6%
Cash	-8.0%

Top 10 Issuers	(%)
Alphabet Inc.	7.6%
Precigen Inc.	6.4%
Citigroup Inc.	6.3%
Amazon.com Inc.	5.4%
Royalty Pharma PLC	5.2%
QXO, Inc.	5.2%
NVIDIA Corp.	5.0%
UnitedHealth Group, Inc.	4.9%
Norwegian Cruise Line Holdings Ltd.	4.8%
Meta Platforms Inc.	4.0%

Updated Prospectus Web Address	https://patientcapitalmanagement.com/opportunity-trust
Class IS
Shareholder Report [Line Items]
Fund Name	Patient Opportunity Trust
Class Name	Class IS
Trading Symbol	MVISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
Additional Information Phone Number	800-655-0324
Additional Information Website	https://patientcapitalmanagement.com/opportunity-trust
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IS	$152	1.33%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In 2025, the Patient Opportunity Trust (Class IS) ended the year up 27.82%, 994 basis points ahead of the S&P 500 Index’s 17.88%. This was the Fund’s second best three year performance on record, compounding at 31.29% vs. the S&P 500s, 23.01%.
WHAT FACTORS INFLUENCED PERFORMANCE
The market finished another strong year, posting returns of 17.88% and marking the seventh best three-year period in market history. 2025 was the year of AI, with beneficiaries spanning hardware, energy, and component suppliers across the ecosystem. Seven stocks represented more than half the S&P 500’s returns, creating a challenging environment for active managers. Despite this, our Fund performed well, outperforming the S&P 500 for the third consecutive year with a return of 27.82%.
Our top sector contributor was Health Care, only the sixth best performing sector in the S&P 500. We often describe ourselves as bottom-up stock pickers focused on idiosyncratic opportunities, and this is exactly what we mean, strong returns coming from non-obvious places. Health Care was our worst performing sector last year, but we began adding exposure in early 2024, finding attractive value as the sector traded near historically low valuations. While it was painful at the time to reinvest gains into names that continued to underperform, that discipline paid off this year as those positions rebounded sharply. We still see additional upside ahead.
We’ve monetized volatility by paring back names closer to intrinsic value and adding to those with better risk reward. Our cyclicals weight continues to decline, along with our leverage. Our primary work consists of doing the bottom-up analysis of companies’ prospects, comparing those to market prices, and positioning the portfolio for strong returns. Being contrarian and long term, the opposite of how most behave, helps our opportunity set.
The Fund’s use of leverage allows it to hold incrementally more assets and contributed positively to this year’s returns. The Fund’s net expense ratio includes interest expense related to the use of leverage. Excluding this interest expense, the adjusted expense ratio totaled 0.88%.
POSITIONING

Top Contributors
↑
Alphabet, Inc. (GOOGL) - We continue to believe that Google is well positioned to take advantage of the AI revolution and continue to find the company attractive when considering all its market leading assets.

↑
Precigen, Inc. (PGEN) - A top contributor to the Fund for the year following the early approval of Papziemos, the only FDA approved treatment for recurrent respiratory papillomatosis (RRP), addressing a very high unmet medical need. We continue to see attractive assets across the pipeline.

↑
Citigroup, Inc. (C) - The company is successfully executing on operational and structural improvements to the business under the leadership of CEO Jane Fraser, providing a long runway for continued growth in revenue, profits, and ROTCE (return on tangible common equity).

Top Detractors
↓
Dave & Buster’s Entertainment, Inc. (PLAY) - The company is in the midst of a multi-year transformation that, following disappointing 2024 results, led to the abrupt departure of their CEO.    We believe that as the turnaround takes hold under new and experienced leadership that the valuation gap will close over time.

↓
Kosmos Energy, Ltd. (KOS) - Kosmos Energy was exited in the 3rd quarter as the company continued to face production growth headwinds, which coupled with falling oil prices and a high debt load led to deteriorating fundamentals.

↓
New Fortress Energy, Inc. (NFE) - New Fortress was exited in the 2nd quarter as the company struggled to deliver on volume growth and elevated capital spend created concern about the company’s ability to service its debt.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/22/2018)
Class IS (without sales charge)	27.82	7.09	9.31
S&P 500 TR	17.88	14.42	14.42

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
Net Assets	$ 1,863,751,229
Holdings Count | $ / shares	38
Advisory Fees Paid, Amount	$ 11,993,556
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,863,751,229
Number of Holdings	38
Net Advisory Fee	$11,993,556
Portfolio Turnover	27%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of December 31, 2025)

Top Sectors	(%)
Health Care	27.6%
Consumer Discretionary	22.7%
Financials	16.4%
Communication Services	15.7%
Industrials	10.1%
Energy	7.9%
Information Technology	5.0%
Cryptocurrency	2.6%
Cash	-8.0%

Top 10 Issuers	(%)
Alphabet Inc.	7.6%
Precigen Inc.	6.4%
Citigroup Inc.	6.3%
Amazon.com Inc.	5.4%
Royalty Pharma PLC	5.2%
QXO, Inc.	5.2%
NVIDIA Corp.	5.0%
UnitedHealth Group, Inc.	4.9%
Norwegian Cruise Line Holdings Ltd.	4.8%
Meta Platforms Inc.	4.0%

Updated Prospectus Web Address	https://patientcapitalmanagement.com/opportunity-trust
Class R
Shareholder Report [Line Items]
Fund Name	Patient Opportunity Trust
Class Name	Class R
Trading Symbol	LMORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Patient Opportunity Trust for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://patientcapitalmanagement.com/opportunity-trust. You can also request this information by contacting us at 800-655-0324.
Additional Information Phone Number	800-655-0324
Additional Information Website	https://patientcapitalmanagement.com/opportunity-trust
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$220	1.94%

Expenses Paid, Amount	$ 220
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In 2025, the Patient Opportunity Trust (Class R) ended the year up 27.05%, 917 basis points ahead of the S&P 500 Index’s 17.88%. This was the Fund’s second best three year performance on record, compounding at 30.51% vs. the S&P 500s, 23.01%.
WHAT FACTORS INFLUENCED PERFORMANCE
The market finished another strong year, posting returns of 17.88% and marking the seventh best three-year period in market history. 2025 was the year of AI, with beneficiaries spanning hardware, energy, and component suppliers across the ecosystem. Seven stocks represented more than half the S&P 500’s returns, creating a challenging environment for active managers. Despite this, our Fund performed well, outperforming the S&P 500 for the third consecutive year with a return of 27.05%.
Our top sector contributor was Health Care, only the sixth best performing sector in the S&P 500. We often describe ourselves as bottom-up stock pickers focused on idiosyncratic opportunities, and this is exactly what we mean, strong returns coming from non-obvious places. Health Care was our worst performing sector last year, but we began adding exposure in early 2024, finding attractive value as the sector traded near historically low valuations. While it was painful at the time to reinvest gains into names that continued to underperform, that discipline paid off this year as those positions rebounded sharply. We still see additional upside ahead.
We’ve monetized volatility by paring back names closer to intrinsic value and adding to those with better risk reward. Our cyclicals weight continues to decline, along with our leverage. Our primary work consists of doing the bottom-up analysis of companies’ prospects, comparing those to market prices, and positioning the portfolio for strong returns. Being contrarian and long term, the opposite of how most behave, helps our opportunity set.
The Fund’s use of leverage allows it to hold incrementally more assets and contributed positively to this year’s returns. The Fund’s net expense ratio includes interest expense related to the use of leverage. Excluding this interest expense, the adjusted expense ratio totaled 1.47%.
POSITIONING

Top Contributors
↑
Alphabet, Inc. (GOOGL) - We continue to believe that Google is well positioned to take advantage of the AI revolution and continue to find the company attractive when considering all its market leading assets.

↑
Precigen, Inc. (PGEN) - A top contributor to the Fund for the year following the early approval of Papziemos, the only FDA approved treatment for recurrent respiratory papillomatosis (RRP), addressing a very high unmet medical need. We continue to see attractive assets across the pipeline.

↑
Citigroup, Inc. (C) - The company is successfully executing on operational and structural improvements to the business under the leadership of CEO Jane Fraser, providing a long runway for continued growth in revenue, profits, and ROTCE (return on tangible common equity).

Top Detractors
↓
Dave & Buster’s Entertainment, Inc. (PLAY) - The company is in the midst of a multi-year transformation that, following disappointing 2024 results, led to the abrupt departure of their CEO.    We believe that as the turnaround takes hold under new and experienced leadership that the valuation gap will close over time.

↓
Kosmos Energy, Ltd. (KOS) - Kosmos Energy was exited in the 3rd quarter as the company continued to face production growth headwinds, which coupled with falling oil prices and a high debt load led to deteriorating fundamentals.

↓
New Fortress Energy, Inc. (NFE) - New Fortress was exited in the 2nd quarter as the company struggled to deliver on volume growth and elevated capital spend created concern about the company’s ability to service its debt.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class R (without sales charge)	27.05	6.47	10.99
S&P 500 TR	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://patientcapitalmanagement.com/opportunity-trust for more recent performance information.
Net Assets	$ 1,863,751,229
Holdings Count | $ / shares	38
Advisory Fees Paid, Amount	$ 11,993,556
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,863,751,229
Number of Holdings	38
Net Advisory Fee	$11,993,556
Portfolio Turnover	27%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of December 31, 2025)

Top Sectors	(%)
Health Care	27.6%
Consumer Discretionary	22.7%
Financials	16.4%
Communication Services	15.7%
Industrials	10.1%
Energy	7.9%
Information Technology	5.0%
Cryptocurrency	2.6%
Cash	-8.0%

Top 10 Issuers	(%)
Alphabet Inc.	7.6%
Precigen Inc.	6.4%
Citigroup Inc.	6.3%
Amazon.com Inc.	5.4%
Royalty Pharma PLC	5.2%
QXO, Inc.	5.2%
NVIDIA Corp.	5.0%
UnitedHealth Group, Inc.	4.9%
Norwegian Cruise Line Holdings Ltd.	4.8%
Meta Platforms Inc.	4.0%

Updated Prospectus Web Address	https://patientcapitalmanagement.com/opportunity-trust